S000065837 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FlexShares US Quality Low Volatility Index Fund | FlexShares US Quality Low Volatility Index Fund
Prospectus [Line Items]
Annual Return [Percent]	18.13%	13.71%	(9.87%)	26.07%	9.45%